9. Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Share-based Compensation Tables
Assumptions used in calculations of the Black-Scholes option pricing model for options and warrants
	Six Months Ended June 30,
	2016	2015
Risk-free interest rates	0.91%	1.07%
Expected life	1.5 years	3 years
Expected dividends	0%	0%
Expected volatility	95%	101%
Vycor Common Stock fair value	$0.71	$2.00

	Year ended December 31,
	2015	2014
Risk-free interest rates	1.07%	0.78%
Expected life	3 years	3 years
Expected dividends	0%	0%
Expected volatility	101%	75%
Vycor Common Stock fair value	$2.00	$2.05